Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Apr. 08, 2016
Document Effective Date	Apr. 08, 2016
Prospectus Date	Feb. 24, 2016
Bramshill Income Performance Fund | Institutional Class
Prospectus:
Trading Symbol	BRMSX